UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
 (Registrant's telephone number, including area code)

Date of fiscal year end:  April 30, 2023

Date of reporting period:  April 30, 2023

Item 1. Reports to Stockholders.

(a)

Reverb ETF

(RVRB)

Listed on Cboe BZX Exchange, Inc.

ANNUAL REPORT
April 30, 2023

Reverb ETF

TABLE OF CONTENTS

Letter to Shareholders	1

Sector Allocation of Portfolio Assets	6

Performance Summary	7

Expense Example	8

Schedules of Investments	10

Statements of Assets and Liabilities	32

Statements of Operations	33

Statements of Changes in Net Assets	34

Financial Highlights	35

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	47

Notice to Shareholders	48

Information about Trustees and Officers	49

Approval of Investment Advisory Agreement	53

Householding	55

Privacy Notice	56

Reverb (RVRB) Shareholder Letter No. 1

Fund Advisor: Distribution Cognizant, LLC*

4/30/23

Dear Shareholders,

The Reverb Exchange Traded Fund (ticker: RVRB) listed on the CBOE BATS exchange on November 4th, 2022. Against a backdrop of great macroeconomic uncertainty, we have pursued the unique mission of our actively traded, long-only, algorithmically-driven, diversified US equity fund: to link average public preferences to capital allocations. This is our first investor letter, so please forgive the length. In summary: from inception to April 30th, 2023, our fund has cumulatively gained 12.60%1 at market price2 at NAV, compared to 13.06% over the same period for our benchmark S&P 500 index. We have achieved these returns while taking on very little “active risk.”3 Moreover, we have set in motion, along with our Reverberate mobile app for surveying sentiment towards individual firms (rev.vote), a mechanism which supports our beliefs that the average person is decent and forthright, that the well-being of the average person is worth investing in (and can be measured and made investable in a generally coherent and unbiased way), and that our economy rewards shareholders of companies that serve both their customers and greater society at large.

Investing to obtain certain “states of the world”

The premise of our strategy is that investments can deliver utility not just through dollar returns; we all are individuals with specific desires and wishes, whose lives are brightened by real moments, experiences and interactions with the world around us and the people in it. Quite rationally, these are the positive outcomes we seek for ourselves and our loved ones, and they are the things we invest ourselves and our resources towards.

At a personal level, the examples are many – vacation savings, a laptop for a curious niece or nephew; even a charitable donation is an investment in a better world, where the investor may reap increased joy and satisfaction. At the level of public markets, this concept has emerged several times under guises and acronyms such as “socially responsible investing” (SRI) and “environmental, social and governance” factor-based investing (ESG). The investment advisors pitching these sorts of funds generally promise that their strategies might yield not only a better future, but excess risk-adjusted monetary returns.

However, these funds have found themselves in a quandary of their own making; the objectives they hold do not necessarily align with profitability, and

_____________
*	Please address comments or questions to rvrb@disco.llc; visit reverb-etf.com for full prospectus.
[1]	Figures in this letter account for all fees and assume dividend reinvestment.
[2]
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance visit reverb-etf.com.

[3]	Exposure to significant deviations in performance from the benchmark.

they do not even necessarily align with general well-being. Public markets serve to allocate society’s economic resources according to forces of supply and demand, in a disambiguated but effective way which cannot be replicated by central planning. Arbitrage4 aligns these forces so that companies can put food on our plates and toys under the Christmas tree, and in this sense market prices are “correct” indicators of economic value. Large-scale attempts to replace one resource with another, or to bet accordingly on a massive price change in a liquid market, are risky endeavors. Moreover, in the case of typical ESG and SRI funds, the auxiliary investment objectives essentially spring from the wishes or beliefs of a small set of people, presenting a basic misalignment with the forces of markets, which are inherently open and democratizing by the same simple principles of arbitrage as they apply to any unaddressed customers.

At this point the conversation must turn briefly to wealth distribution, for if these same small sets of people created, controlled and consumed all wealth, then this contradiction between monetary and non-monetary investment objectives wouldn’t exist. But it is our belief that a small set of people does not (and should not) create or consume all wealth, or even most wealth. And therein lies what we see as the Reverb ETF’s arbitrage opportunity.

“Vote early, and vote often.”

Large companies play enormous roles in our lives, as they seek to corner supply, drive demand, and maximize shareholder value. They affect us not only through the products or services they make available or the innovations they create, but by their corporate policies and the government regulations they support and advance. In turn, we affect them through our consumption decisions (although these can be distorted and constrained by the very regulations the companies themselves promote) and the subsequent impact on profit streams. We also may try to affect companies through political means, although, again, large companies themselves seem to have the upper hand these days when it comes to influencing politicians.

Importantly, we can impact companies through our investment decisions, although this is fraught with difficulty for individual investors who do not single-handedly control very large amounts of money; case-by-case decisions can lead to concentrated portfolio risks and substantial oversight burdens. Moreover, there is much collective investment power untapped by this uncoordinated approach, as the average investor’s individual impact on prices is diminimus.

Our solution is simple: let people rate firms that affect their lives, and change their ratings if the impact that a company has on their life changes. Collect these ratings, compute simple averages, and invest on the basis of changes in these average ratings over time.5

_____________
[4]	Trading based on perceived differences in values.
[5]
We currently compute average ratings over the previous 140 days and compare them to ratings from the most recent 14 days, but there is no “correct” way to do this, just “sensible” ways that can resonate with people.

We assume that general sentiment is priced with approximate accuracy by the market.6 But if we can systematically and widely monitor these sentiment levels for changes across windows of time, we believe we may do our investors a favor in the process, as sentiment changes seem likely to forecast changes in sales and brand loyalty. And if our fund becomes large, our investment philosophy and its subsequent price impact7 also could incentivize corporate management to be more conscientious of the well-being of the average person.8

This is why we created the Reverberate app. It is free, anonymous, and easy to use; users need only sign in once with a Google ID or an Apple ID (we believe this provides us with a reasonable and efficient barrier to fraudulent actors and a decent approximation to “one person, one vote”). Inside our app, people can search for and rate major publicly traded corporations: over 2.5 stars if a given company is making their lives better, under 2.5 stars if it is making their lives worse. No bias, no prejudice against one basis for feelings about a company versus another – we let the average Reverberate user decide what is important to them.

Reverberate users enjoy the satisfaction of knowing that their preferences are being fairly counted and used to determine capital allocations which might potentially improve their world. They can even opt to explain their reasonings; we currently are developing a language model to synthesize comments into actionable messages that can serve to guide corporations as to what they are doing right or wrong by the average person. Users can vote as often as they want; we use simple rules to control for variance and distill votes down to one vote per-person, per-company, per-window of time, as well as a simple method for computing changes in average votes between windows of time and converting those changes into trading signals.

Reverb investors enjoy a unique source of alpha and, hopefully, a healthier economy.

By the numbers

At this time we have over 10,000 distinct users who have rated companies on Reverberate, and they have provided over 175,000 ratings. Generally they have rated the largest companies – we do not compel users to rate any particular firms, but we do present firms by size. This has been an intentional choice as we try to concentrate user ratings into firms such that we can generate a trading signal; we currently require that a firm has been rated at least 1,000 times before we take a position on the basis of Reverberate. We hope to have not 10,000, but

_____________
[6]
Maybe, for example, the average dissatisfaction with cellular carriers is a baked-in consequence of federal control over wireless spectra and some resultant lack of competition, and doesn’t predict profits.

[7]	Buy companies doing “right” to increase price/value, sell companies doing “worse” to decrease price/value.
[8]
We think average well-being is a timeless objective that honors ideas like “All people are equal in the eyes of God,” the Golden Rule (“treat others as you would treat yourself”), Rawl’s “Veil of Ignorance,” etc.

10 million users or more. Although performance has been good at current sample sizes, we strongly believe that our fund will be better off with greater app participation.

In terms of specific holdings, our performance was at least partially driven by an active overweight in Apple, whose ratings on Reverberate continued to climb throughout several portfolio rebalances. We reversed from an active underweight to overweight Microsoft from January and March, and the opposite for Alphabet; both underweights hindered performance some. Later overweights in Amazon, Tesla, and Meta also proved helpful to performance. Most other names in our diversified portfolio were held very closely to market capitalization weights.

While there is much commentary these days about investment products suffering for offering low “active share”9 (given the ability to capture market “beta”10 through very, very low-fee index funds), our thinking is: we want a product that is reasonable and simple to own for a wide range of investors. Furthermore, we believe that the market is fairly efficient and that prices contain most relevant information. Therefore it is very intuitive, to us, to start with something like the “market portfolio”11 and overlay our information in a measured way that results in fairly modest active share. Instead of increasing active share for the sake of increasing active share, we intend to ratchet it up as our app user base increases.

Looking ahead

A lot of people ask, “since this so obvious, why isn’t someone doing it already?” I think the simple answer is, a big shop would prefer to ride a wave (like ESG) rather than risking something novel and untested – and they may not be able to credibly market an app like Reverberate. As for smaller advisors, the barriers to entry into the publicly-traded realm can be daunting.

We decided to start this business anyways, and to look at our relative outsider status12 and firm novelty as assets allowing us to promote our mission very directly from day one. And the fund had to be an ETF (publicly listed/widely available, and with intraday liquidity) to try to maximize the overlap of Reverberate users and Reverb shareholders and their interests. We ourselves are committed to generating revenues only through ETF management fees; we will never sell our data, spin off a consulting business, merge with an investment bank, etc. We just want to transparently and humbly pursue the mission stated in the first paragraph.

_____________
[9]	“Active share” is a reference to the deviation of the holdings of a fund from those of the benchmark index.
[10]	“Beta” is a reference to the correlation of the returns of a stock (or any asset, such as a fund like Reverb) to the returns of the “overall” market, usually proxied by the S&P 500 Index.
[11]	Approximated here by the capitalization weights of the largest 450-550 firms trading publicly in the US.
[12]	We have some deep industry experience on our team in spite of our small size.

Our team is looking forward to what the second half of the year holds in store. Launching and running Reverb and Reverberate has been a greatly rewarding experience and we enjoy the challenge every day. We are comfortable with the risks inherent to a small business and think it is only right that we face risks as we ask our shareholders to face risks. Please do not hesitate with questions; we are truly honored by your trust and will work diligently to continue to earn it.

Thanks and Kind Regards,

Patrick Neal, CFA, PhD
Chief Investment Officer, Reverb
Managing Partner, Distribution Cognizant

Reverb ETF

SECTOR ALLOCATION OF PORTFOLIO – April 30, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

Reverb ETF

Comparison of the change in value of a $10,000 investment in the
Reverb ETF vs. the S&P 500® Index

Total Return	Since Inception[1]
Reverb ETF at NAV	12.60%
Reverb ETF at Market	12.60%
S&P 500® Index	13.06%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-617-0004.

Returns reflect reinvestment of dividends and capital gains distributions.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.

Indices do not incur expenses and are not available for investment.

1  The Reverb ETF has an inception date of November 3, 2022.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Reverb ETF

EXPENSE EXAMPLE – April 30, 2023 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/3/22 – 4/30/23).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Reverb ETF

EXPENSE EXAMPLE – April 30, 2023 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/3/22	4/30/23	11/3/22 – 4/30/23*
Actual	$1,000.00	$1,126.00	$1.56
Hypothetical (5% return
before expenses)	$1,000.00	$1,023.05	$1.49

*
Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 179 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023

Shares	COMMON STOCKS - 97.55%	Value

	Accounting, Tax Preparation,
	Bookkeeping, and Payroll Services - 0.10%
20	Paychex, Inc.	$2,197

	Advertising, Public Relations,
	and Related Services - 0.12%
10	Omnicom Group, Inc.	906
26	Trade Desk, Inc. - Class A*	1,673
		2,579

	Aerospace Product and
	Parts Manufacturing - 1.57%
32	Boeing Co.*	6,617
14	General Dynamics Corp.	3,057
8	HEICO Corp.	1,074
36	Honeywell International, Inc.	7,194
14	Lockheed Martin Corp.	6,502
80	Raytheon Technologies Corp.	7,992
2	TransDigm Group, Inc.	1,530
		33,966

	Agencies, Brokerages, and
	Other Insurance Related Activities - 0.77%
12	Aon plc - Class A#	3,902
20	Arch Capital Group Ltd.*#	1,501
12	Arthur J Gallagher & Co.	2,497
16	Brown & Brown, Inc.	1,030
26	Marsh & McLennan Cos, Inc.	4,685
32	Sun Life Financial, Inc.#	1,571
6	Willis Towers Watson plc#	1,390
		16,576

	Agriculture, Construction, and
	Mining Machinery Manufacturing - 0.56%
28	Caterpillar, Inc.	6,127
16	Deere & Co.	6,048
		12,175

	Alumina and Aluminum
	Production and Processing - 0.05%
22	Howmet Aerospace, Inc.	974

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Animal Slaughtering and Processing - 0.11%
30	Hormel Foods Corp.	$1,213
20	Tyson Foods, Inc.	1,250
		2,463

	Architectural and Structural
	Metals Manufacturing - 0.10%
14	Nucor Corp.	2,075

	Architectural, Engineering,
	and Related Services - 0.05%
2	Jacobs Solutions, Inc.	231
2	Teledyne Technologies, Inc.*	829
		1,060

	Automotive Parts, Accessories,
	and Tire Stores - 0.17%
4	O’Reilly Automotive, Inc.*	3,669

	Basic Chemical Manufacturing - 0.54%
6	FMC Corp.	741
14	International Flavors & Fragrances, Inc.	1,357
26	Linde plc#	9,607
		11,705

	Beverage Manufacturing - 1.88%
26	Brown-Forman Corp.	1,692
240	Coca-Cola Co.	15,396
24	Coca-Cola Europacific Partners plc#	1,547
10	Constellation Brands, Inc.	2,295
76	Keurig Dr Pepper, Inc.	2,485
56	Monster Beverage Corp.*	3,136
74	PepsiCo, Inc.	14,126
		40,677

	Boiler, Tank, and Shipping
	Container Manufacturing - 0.04%
18	Ball Corp.	957

	Building Equipment Contractors - 0.06%
8	Quanta Services, Inc.	1,357

	Building Material and Supplies Dealers - 1.03%
52	Home Depot, Inc.	15,628
32	Lowe’s Cos, Inc.	6,651
		22,279

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Business Support Services - 3.09%
6	Broadridge Financial Solutions, Inc.	$872
4	Coinbase Global, Inc.*	215
6	Equifax, Inc.	1,250
2	Fair Isaac Corp.*	1,456
32	Fidelity National Information Services, Inc.	1,879
14	Global Payments, Inc.	1,578
12	Live Nation Entertainment, Inc.*	813
48	Mastercard, Inc. - Class A	18,241
10	Moody’s Corp.	3,131
4	MSCI, Inc.	1,930
254	NU Holdings Ltd. - Class A*#	1,311
62	PayPal Holdings, Inc.*	4,712
32	ROBLOX Corp.*	1,139
24	Royalty Pharma plc - Class A#	844
118	Visa, Inc.	27,463
		66,834

	Cable and Other Subscription
	Programming - 0.62%
228	Comcast Corp.	9,432
10	Liberty Media Corp-Liberty Formula One*	722
28	Rogers Communications, Inc. - Class B#	1,383
132	Warner Bros Discovery, Inc.*	1,797
		13,334

	Clothing Stores - 0.56%
8	Charter Communications, Inc.*	2,950
46	KKR & Co, Inc.	2,441
18	Ross Stores, Inc.	1,921
62	TJX Companies, Inc.	4,887
		12,199

	Commercial and Industrial Machinery
	and Equipment Rental and Leasing - 0.08%
4	AerCap Holdings N.V.*#	225
4	United Rentals, Inc.	1,445
		1,670

	Commercial and Service Industry
	Machinery Manufacturing - 0.14%
8	KLA Corp.	3,092

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Communications Equipment
	Manufacturing - 7.87%
944	Apple, Inc.	$160,178
10	Motorola Solutions, Inc.	2,914
60	QUALCOMM, Inc.	7,008
		170,100

	Computer and Peripheral
	Equipment Manufacturing - 1.16%
16	Arista Networks, Inc.*	2,563
222	Cisco Systems, Inc.	10,489
38	Dell Technologies, Inc.	1,653
42	Fortinet, Inc.*	2,648
54	HP, Inc.	1,604
48	International Business Machines Corp.	6,068
		25,025

	Computer Systems Design
	and Related Services - 1.07%
8	CDW Corp.	1,357
12	CGI, Inc.*#	1,217
28	Cognizant Technology Solutions Corp.	1,672
4	EPAM Systems, Inc.*	1,130
4	ICON plc*#	771
78	Palantir Technologies, Inc.*	605
16	Palo Alto Networks, Inc.*	2,919
4	Paycom Software, Inc.*	1,161
10	ServiceNow, Inc.*	4,593
86	Snap, Inc. - Class A*	749
18	Snowflake, Inc. - Class A*	2,665
4	Ubiquiti, Inc.	930
14	Workday, Inc. - Class A*	2,606
8	Zscaler, Inc.*	721
		23,096

	Consumer Goods Rental - 0.34%
22	Netflix, Inc.*	7,258

	Converted Paper Product Manufacturing - 0.14%
2	Avery Dennison Corp.	349
18	Kimberly-Clark Corp.	2,608
		2,957

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Couriers and Express Delivery Services - 0.53%
14	FedEx Corp.	$3,189
46	United Parcel Service, Inc. - Class B	8,271
		11,460

	Cut and Sew Apparel Manufacturing - 0.11%
6	Lululemon Athletica, Inc.*	2,280

	Dairy Product Manufacturing - 0.38%
66	Kraft Heinz Co.	2,592
74	Mondelez International, Inc. - Class A	5,677
		8,269

	Data Processing, Hosting,
	and Related Services - 0.71%
34	Airbnb, Inc.*	4,069
22	Automatic Data Processing, Inc.	4,840
2	FactSet Research Systems, Inc.	823
34	Fiserv, Inc.*	4,152
8	Verisk Analytics, Inc.	1,553
		15,437

	Deep Sea, Coastal, and Great Lakes
	Water Transportation - 0.03%
10	Royal Caribbean Group*#	654

	Department Stores - 1.03%
148	Walmart, Inc.	22,344

	Depository Credit Intermediation - 3.85%
434	Bank of America Corp.	12,707
38	Bank of Montreal#	3,427
44	Bank of New York Mellon Corp.	1,874
64	Bank of Nova Scotia#	3,194
48	Canadian Imperial Bank of Commerce#	2,014
20	Capital One Financial Corp.	1,946
104	Citigroup, Inc.	4,895
110	Deutsche Bank AG#	1,211
14	Discover Financial Services	1,449
36	Fifth Third Bancorp	943
2	First Republic Bank	7
78	Huntington Bancshares, Inc.	874
158	JPMorgan Chase & Co.	21,841

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Depository Credit
	Intermediation - 3.85%, Continued
12	KeyCorp	$135
10	M&T Bank Corp.	1,258
12	Northern Trust Corp.	938
22	PNC Financial Services Group, Inc.	2,866
50	Regions Financial Corp.	913
18	State Street Corp.	1,301
6	Synchrony Financial	177
98	Toronto-Dominion Bank#	5,942
72	Truist Financial Corp.	2,346
80	U.S. Bancorp	2,742
206	Wells Fargo & Co.	8,189
		83,189

	Direct Selling Establishments - 0.06%
22	DoorDash, Inc.*	1,346

	Drinking Places (Alcoholic Beverages) - 0.13%
6	Cintas Corp.	2,735

	Drugs and Druggists’ Sundries
	Merchant Wholesalers - 0.27%
10	AmerisourceBergen Corp.	1,669
14	Cardinal Health, Inc.	1,149
8	McKesson Corp.	2,913
		5,731

	Electric Power Generation,
	Transmission and Distribution - 2.02%
36	AES Corp.	852
14	Ameren Corp.	1,246
28	American Electric Power Co, Inc.	2,588
20	Avangrid, Inc.	805
16	CMS Energy Corp.	996
20	Consolidated Edison, Inc.	1,969
18	Constellation Energy Corp.	1,393
10	DTE Energy Co.	1,124
42	Duke Energy Corp.	4,153
20	Edison International	1,472
12	Entergy Corp.	1,291
54	Exelon Corp.	2,292

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Electric Power Generation, Transmission
	and Distribution - 2.02%, Continued
6	First Solar, Inc.*	$1,095
30	FirstEnergy Corp.	1,194
106	NextEra Energy, Inc.	8,122
116	PG&E Corp.*	1,985
40	PPL Corp.	1,149
28	Public Service Enterprise Group, Inc.	1,770
58	The Southern Co.	4,266
18	WEC Energy Group, Inc.	1,731
30	Xcel Energy, Inc.	2,097
		43,590

	Electrical Equipment Manufacturing - 0.08%
6	Rockwell Automation, Inc.	1,700

	Electronic Shopping and
	Mail-Order Houses - 2.96%
570	Amazon.com, Inc.*	60,107
22	Chewy, Inc.*	682
96	Coupang, Inc.*	1,609
30	eBay, Inc.	1,393
2	Etsy, Inc.*	202
		63,993

	Electronics and Appliance Stores - 0.04%
12	Best Buy Co, Inc.	894

	Engine, Turbine, and Power Transmission
	Equipment Manufacturing - 0.36%
8	Cummins, Inc.	1,880
60	General Electric Co.	5,939
		7,819

	Footwear Manufacturing - 0.49%
84	Nike, Inc. - Class B	10,644

	Freight Transportation Arrangement - 0.20%
8	Expeditors International of Washington, Inc.	911
6	JB Hunt Transport Services, Inc.	1,052
12	Norfolk Southern Corp.	2,436
		4,399

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Fruit and Vegetable Preserving and
	Specialty Food Manufacturing - 0.04%
16	Campbell Soup Co.	$869

	Gasoline Stations - 0.81%
104	Chevron Corp.	17,532

	General Freight Trucking - 0.09%
6	Old Dominion Freight Line, Inc.	1,922

	General Medical and Surgical Hospitals - 0.21%
16	HCA Healthcare, Inc.	4,597

	General Merchandise Stores - 0.94%
24	Costco Wholesale Corp.	12,076
12	Dollar General Corp.	2,658
12	Dollar Tree, Inc.*	1,845
24	Target Corp.	3,786
		20,365

	Glass and Glass Product Manufacturing - 0.07%
46	Corning, Inc.	1,528

	Grain and Oilseed Milling - 0.17%
30	Archer-Daniels-Midland Co.	2,342
18	Kellogg Co.	1,256
		3,598

	Grocery and Related Product
	Merchant Wholesalers - 0.10%
28	Sysco Corp.	2,149

	Grocery Stores - 0.09%
38	Kroger Co.	1,848

	Hardware, and Plumbing and Heating Equipment
	and Supplies Merchant Wholesalers - 0.08%
12	Ferguson plc#	1,690

	Health and Personal Care Stores - 0.36%
70	CVS Health Corp.	5,132
2	Ulta Beauty, Inc.*	1,103
46	Walgreens Boots Alliance, Inc.	1,621
		7,856

	Household Appliances and Electrical and
	Electronic Goods Merchant Wholesalers - 0.21%
38	Johnson Controls International plc#	2,274

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Household Appliances and
	Electrical and Electronic Goods
	Merchant Wholesalers - 0.21%, Continued
18	TE Connectivity Ltd.#	$2,203
		4,477

	Industrial Machinery Manufacturing - 0.24%
46	Applied Materials, Inc.	5,199

	Insurance Carriers - 4.89%
34	Aflac, Inc.	2,375
14	Allstate Corp.	1,621
40	American International Group, Inc.	2,122
118	Berkshire Hathaway, Inc.*	38,768
30	Centene Corp.*	2,068
22	Chubb Ltd.#	4,433
16	Cigna Corp.	4,053
8	Cincinnati Financial Corp.	852
12	Elevance Health, Inc.	5,623
18	Hartford Financial Services Group, Inc.	1,278
6	Humana, Inc.	3,183
100	Manulife Financial Corp.#	1,975
42	MetLife, Inc.	2,576
14	Principal Financial Group, Inc.	1,046
32	Progressive Corp.	4,364
20	Prudential Financial, Inc.	1,740
12	The Travelers Cos, Inc.	2,174
50	UnitedHealth Group, Inc.	24,604
14	W R Berkley Corp.	825
		105,680

	Internet Software & Services - 0.12%
2	MercadoLibre, Inc.*	2,555

	Lessors of Nonfinancial Intangible Assets
	(except Copyrighted Works) - 0.05%
16	Restaurant Brands International, Inc.#	1,122

	Machinery, Equipment, and Supplies
	Merchant Wholesalers - 0.14%
32	Fastenal Co.	1,723
2	WW Grainger, Inc.	1,391
		3,114

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Management of Companies
	and Enterprises - 1.07%
94	Abbott Laboratories	$10,385
24	Brookfield Infrastructure Partners L.P.#	836
26	Citizens Financial Group, Inc.	804
72	CNH Industrial N.V. #	1,015
18	Icahn Enterprises LP	914
18	LyondellBasell Industries N.V. - Class A#	1,703
76	Royal Bank of Canada#	7,548
		23,205

	Management, Scientific, and
	Technical Consulting Services - 0.61%
34	Accenture plc - Class A#	9,530
22	Eaton Corp plc#	3,677
		13,207

	Media Streaming Distribution Services, Social
	Networks, and Other Media Networks - 0.04%
210	Sirius XM Holdings, Inc.	798

	Medical and Diagnostic Laboratories - 0.08%
4	Laboratory Corp of America Holdings	907
6	Quest Diagnostics, Inc.	833
		1,740

	Medical Equipment and
	Supplies Manufacturing - 2.88%
4	Align Technology, Inc.*	1,301
28	Baxter International, Inc.	1,335
16	Becton Dickinson and Co.	4,229
78	Boston Scientific Corp.*	4,065
2	Cooper Cos, Inc.	763
20	Dexcom, Inc.*	2,427
34	Edwards Lifesciences Corp.*	2,991
4	Insulet Corp.*	1,272
20	Intuitive Surgical, Inc.*	6,024
178	Johnson & Johnson	29,140
6	STERIS plc#	1,131
20	Stryker Corp.	5,993
12	Zimmer Biomet Holdings, Inc.	1,661
		62,332

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Metal Ore Mining - 0.65%
24	Agnico Eagle Mines Ltd.#	$1,362
96	Barrick Gold Corp.#	1,828
10	Franco-Nevada Corp.#	1,518
78	Freeport-McMoRan, Inc.	2,957
42	Newmont Corp.	1,991
42	Southern Copper Corp.	3,226
24	Wheaton Precious Metals Corp.#	1,185
		14,067

	Motion Picture and Video Industries - 0.06%
10	Take-Two Interactive Software, Inc.*	1,243

	Motor Vehicle and Motor Vehicle Parts
	and Supplies Merchant Wholesalers - 0.17%
26	Copart, Inc.*	2,056
8	Genuine Parts Co.	1,346
4	LKQ Corp.	231
		3,633

	Motor Vehicle Manufacturing - 1.72%
216	Ford Motor Co.	2,566
76	General Motors Co.	2,511
28	PACCAR, Inc.	2,091
182	Tesla, Inc.*	29,905
		37,073

	Motor Vehicle Parts Manufacturing - 0.11%
14	Aptiv plc*#	1,440
16	Magna International, Inc.#	835
		2,275

	Natural Gas Distribution - 0.51%
8	Atmos Energy Corp.	913
34	CenterPoint Energy, Inc.	1,036
18	Eversource Energy	1,397
26	Fortis, Inc.#	1,142
122	Kinder Morgan, Inc.	2,092
24	ONEOK, Inc.	1,570
18	Sempra Energy	2,799
		10,949

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Navigational, Measuring, Electromedical, and
	Control Instruments Manufacturing - 2.50%
16	Agilent Technologies, Inc.	$2,167
12	AMETEK, Inc.	1,655
10	Avantor, Inc.*	195
40	Danaher Corp.	9,476
20	Fortive Corp.	1,262
24	GE HealthCare Technologies, Inc.*	1,952
14	Hologic, Inc.*	1,204
4	IDEXX Laboratories, Inc.*	1,969
8	Illumina, Inc.*	1,644
10	Keysight Technologies, Inc.*	1,446
10	L3Harris Technologies, Inc.	1,952
72	Medtronic plc#	6,548
8	Northrop Grumman Corp.	3,690
6	PerkinElmer, Inc.	783
6	Roper Technologies, Inc.	2,729
6	Teradyne, Inc.	548
20	Thermo Fisher Scientific, Inc.	11,099
12	Trane Technologies plc#	2,230
4	Trimble, Inc.*	188
4	Waters Corp.*	1,201
		53,938

	Newspaper, Periodical, Book,
	and Directory Publishers - 0.16%
26	Thomson Reuters Corp.#	3,419

	Nondepository Credit Intermediation - 0.46%
40	American Express Co.	6,454
168	UBS Group AG#	3,402
		9,856

	Nonmetallic Mineral Mining
	and Quarrying - 0.13%
4	Martin Marietta Materials, Inc.	1,453
8	Vulcan Materials Co.	1,401
		2,854

	Nonresidential Building Construction - 0.13%
170	Stellantis N.V. #	2,827

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Office Administrative Services - 0.07%
54	Baker Hughes Co.	$1,579

	Offices of Physicians - 0.06%
4	Molina Healthcare, Inc.*	1,192

	Offices of Real Estate
	Agents and Brokers - 0.06%
16	CBRE Group, Inc.*	1,227

	Oil and Gas Extraction - 1.00%
60	Canadian Natural Resources Ltd.#	3,659
42	Coterra Energy, Inc.	1,075
36	Devon Energy Corp.	1,923
46	Dominion Energy, Inc.	2,628
32	EOG Resources, Inc.	3,824
4	EQT Corp.	139
8	Marathon Oil Corp.	193
48	Occidental Petroleum Corp.	2,953
26	Phillips 66	2,574
12	Pioneer Natural Resources Co.	2,611
		21,579

	Other Fabricated Metal
	Product Manufacturing - 0.12%
32	Emerson Electric Co.	2,664

	Other Financial Investment Activities - 1.56%
6	Ameriprise Financial, Inc.	1,831
30	Apollo Global Management, Inc.	1,902
8	BlackRock, Inc.	5,370
40	Blackstone, Inc.	3,573
88	Brookfield Corp.#	2,856
10	Ferrari N.V.#	2,786
68	Lucid Group, Inc.*	540
92	Morgan Stanley	8,278
18	S&P Global, Inc.	6,526
		33,662

	Other Food Manufacturing - 0.32%
26	Conagra Brands, Inc.	987
32	General Mills, Inc.	2,836
6	J M Smucker Co/The	926
14	McCormick & Co, Inc.+	1,230

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Other Food Manufacturing - 0.32%, Continued
10	McCormick & Co, Inc.	$867
		6,846

	Other General Purpose
	Machinery Manufacturing - 0.49%
4	IDEX Corp.	825
16	Illinois Tool Works, Inc.	3,872
2	Mettler-Toledo International, Inc.*	2,983
6	Parker-Hannifin Corp.	1,949
10	Xylem Inc/NY	1,038
		10,667

	Other Information Services - 1.80%
22	CoStar Group, Inc.*	1,693
146	Meta Platforms, Inc.*	35,087
36	Pinterest, Inc. - Class A*	828
6	VeriSign, Inc.*	1,331
		38,939

	Other Investment Pools and Funds - 0.20%
26	Alcon, Inc.#	1,884
10	Garmin Ltd.#	982
12	T. Rowe Price Group, Inc.	1,348
		4,214

	Other Miscellaneous Manufacturing - 0.15%
30	3M Co.	3,187

	Other Miscellaneous Store Retailers - 0.11%
80	Amcor plc#	878
6	Tractor Supply Co.	1,430
		2,308

	Other Professional, Scientific,
	and Technical Services - 0.14%
4	Gartner, Inc.*	1,210
10	IQVIA Holdings, Inc.*	1,882
		3,092

	Other Telecommunications - 0.73%
50	BCE, Inc. #	2,404
8	ResMed, Inc.	1,928
76	TELUS Corp.#	1,612

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Other Telecommunications - 0.73%, Continued
228	Verizon Communications, Inc.	$8,852
16	Zoom Video Communications, Inc. - Class A*	983
		15,779

	Other Transit and Ground
	Passenger Transportation - 0.16%
108	Uber Technologies, Inc.*	3,353

	Paint, Coating, and
	Adhesive Manufacturing - 0.23%
12	PPG Industries, Inc.	1,683
14	Sherwin-Williams Co.	3,326
		5,009

	Pesticide, Fertilizer, and Other Agricultural
	Chemical Manufacturing - 0.10%
2	CF Industries Holdings, Inc.	143
4	Mosaic Co.	171
28	Nutrien Ltd.#	1,944
		2,258
	Petroleum and Coal
	Products Manufacturing - 1.57%
224	Exxon Mobil Corp.	26,509
24	Marathon Petroleum Corp.	2,928
72	Suncor Energy, Inc.#	2,255
20	Valero Energy Corp.	2,293
		33,985

	Petroleum and Petroleum Products
	Merchant Wholesalers - 0.10%
168	Energy Transfer LP	2,164

	Pharmaceutical and Medicine
	Manufacturing - 5.02%
96	AbbVie, Inc.	14,508
6	Alnylam Pharmaceuticals, Inc.*	1,195
28	Amgen, Inc.	6,713
8	Biogen, Inc.*	2,434
10	BioMarin Pharmaceutical, Inc.*	960
114	Bristol-Myers Squibb Co.	7,612
52	Eli Lilly & Co.	20,584

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Pharmaceutical and Medicine
	Manufacturing - 5.02%, Continued
68	Gilead Sciences, Inc.	$5,590
12	Incyte Corp.*	893
138	Merck & Co, Inc.	15,935
20	Moderna, Inc.*	2,658
304	Pfizer, Inc.	11,823
6	Regeneron Pharmaceuticals, Inc.*	4,811
10	Seagen, Inc.*	2,000
14	Vertex Pharmaceuticals, Inc.*	4,770
4	West Pharmaceutical Services, Inc.	1,445
26	Zoetis, Inc.	4,570
		108,501

	Pipeline Transportation of Crude Oil - 0.20%
110	Enbridge, Inc.#	4,374

	Pipeline Transportation of Natural Gas - 0.39%
118	Enterprise Products Partners LP	3,105
30	Pembina Pipeline Corp.#	988
54	TC Energy Corp.#	2,243
66	The Williams Cos, Inc.	1,997
		8,333

	Printing and Related Support Activities - 0.04%
26	Warner Music Group Corp.	792

	Radio and Television Broadcasting - 0.57%
30	Fox Corp.	916
10	Spotify Technology S.A.*#	1,336
98	Walt Disney Co.*	10,045
		12,297

	Rail Transportation - 0.85%
36	Canadian National Railway Co.#	4,294
50	Canadian Pacific Kansas City Limited#	3,942
112	CSX Corp.	3,432
34	Union Pacific Corp.	6,653
		18,321

	Railroad Rolling Stock Manufacturing - 0.05%
10	Westinghouse Air Brake Technologies Corp.	977

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Residential Building Construction - 0.16%
18	DR Horton, Inc.	$1,977
16	Lennar Corp. - Class B	1,565
		3,542

	Resin, Synthetic Rubber, and Artificial Synthetic
	Fibers and Filaments Manufacturing - 0.22%
6	Albemarle Corp.	1,113
38	Dow, Inc.	2,067
24	DuPont de Nemours, Inc.	1,673
		4,853

	Restaurants and Other Eating Places - 1.25%
2	Chipotle Mexican Grill, Inc.*	4,135
6	Darden Restaurants, Inc.	912
38	McDonald’s Corp.	11,238
62	Starbucks Corp.	7,086
22	Yum China Holdings, Inc.	1,346
16	Yum! Brands, Inc.	2,249
		26,966

	Scheduled Air Transportation - 0.14%
54	American Airlines Group, Inc.*	737
34	Delta Air Lines, Inc.*	1,167
32	Southwest Airlines Co.	969
4	United Airlines Holdings, Inc.*	175
		3,048

	Scientific Research and
	Development Services - 0.14%
10	Horizon Therapeutics plc*#	1,112
54	MPLX LP	1,889
		3,001

	Securities and Commodity Contracts
	Intermediation and Brokerage - 0.60%
100	Charles Schwab Corp.	5,224
18	Goldman Sachs Group, Inc.	6,183
12	Raymond James Financial, Inc.	1,086
8	Tradeweb Markets, Inc.	563
		13,056

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Securities and Commodity Exchanges - 0.43%
20	CME Group, Inc.	$3,715
30	Intercontinental Exchange, Inc.	3,268
4	LPL Financial Holdings, Inc.	835
26	Nasdaq, Inc.	1,440
		9,258

	Semiconductor and Other Electronic
	Component Manufacturing - 8.30%
88	Advanced Micro Devices, Inc.*	7,865
692	Alphabet, Inc.*	74,278
32	Amphenol Corp.	2,415
28	Analog Devices, Inc.	5,037
22	Broadcom, Inc.	13,783
8	Enphase Energy, Inc.*	1,314
30	GlobalFoundries, Inc.*#	1,764
222	Intel Corp.	6,895
8	Lam Research Corp.	4,193
46	Marvell Technology, Inc.	1,816
30	Microchip Technology, Inc.	2,190
58	Micron Technology, Inc.	3,733
2	Monolithic Power Systems, Inc.	924
134	NVIDIA Corp.	37,183
14	NXP Semiconductors N.V. #	2,292
24	ON Semiconductor Corp.*	1,727
22	Otis Worldwide Corp.	1,877
6	Skyworks Solutions, Inc.	635
2	SolarEdge Technologies, Inc.*	571
50	Texas Instruments, Inc.	8,360
2	Zebra Technologies Corp.*	576
		179,428

	Services to Buildings and Dwellings - 0.05%
26	Rollins, Inc.	1,099

	Soap, Cleaning Compound, and Toilet
	Preparation Manufacturing - 1.72%
12	Air Products and Chemicals, Inc.	3,532
14	Church & Dwight Co, Inc.	1,360
6	The Clorox Co.	994
46	Colgate-Palmolive Co.	3,671

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Soap, Cleaning Compound, and Toilet
	Preparation Manufacturing - 1.72%, Continued
16	Ecolab, Inc.	$2,685
20	Estee Lauder Cos, Inc.	4,934
128	Procter & Gamble Co.	20,017
		37,193

	Software Publishers - 9.22%
42	Activision Blizzard, Inc.*	3,264
24	Adobe, Inc.*	9,061
4	ANSYS, Inc.*	1,256
14	Atlassian Corp.*	2,067
12	Autodesk, Inc.*	2,337
32	Block, Inc.*	1,945
14	Cadence Design Systems, Inc.*	2,932
6	Check Point Software Technologies Ltd.*#	764
12	Crowdstrike Holdings, Inc.*	1,441
18	Datadog, Inc.*	1,213
14	Electronic Arts, Inc.	1,782
70	Hewlett Packard Enterprise Co.	1,002
2	HubSpot, Inc.*	842
16	Intuit, Inc.	7,102
408	Microsoft Corp.	125,363
44	Mobileye Global, Inc. - Class A*	1,656
146	Oracle Corp.	13,829
2	PTC, Inc.*	252
54	Salesforce, Inc.*	10,712
68	Shopify, Inc. - Class A*#	3,295
8	Synopsys, Inc.*	2,971
8	Veeva Systems, Inc. - Class A*	1,433
22	VMware, Inc.*	2,751
		199,270

	Steel Product Manufacturing
	from Purchased Steel - 0.05%
10	Steel Dynamics, Inc.	1,040

	Sugar and Confectionery
	Product Manufacturing - 0.15%
12	Hershey Co.	3,277

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Support Activities for Crop Production - 0.11%
38	Corteva, Inc.	$2,323

	Support Activities for Mining - 0.92%
104	Cenovus Energy, Inc.#	1,747
66	ConocoPhillips	6,790
10	Diamondback Energy, Inc.	1,422
50	Halliburton Co.	1,638
16	Hess Corp.	2,321
76	Schlumberger Ltd.#	3,751
12	Targa Resources Corp.	906
28	Teck Resources Ltd. - Class B#	1,305
		19,880

	Tobacco Manufacturing - 0.60%
96	Altria Group, Inc.	4,561
84	Philip Morris International, Inc.	8,397
		12,958

	Travel Arrangement and
	Reservation Services - 0.26%
2	Booking Holdings, Inc.*	5,373
2	Expedia Group, Inc.*	188
		5,561

	Traveler Accommodation - 0.37%
14	Hilton Worldwide Holdings, Inc.	2,016
42	Las Vegas Sands Corp.*	2,682
16	Marriott International, Inc. - Class A	2,709
14	MGM Resorts International	629
		8,036

	Ventilation, Heating, Air-Conditioning,
	and Commercial Refrigeration
	Equipment Manufacturing - 0.20%
46	Carrier Global Corp.	1,924
8	Dover Corp.	1,169
22	Ingersoll Rand, Inc.	1,254
		4,347

	Waste Treatment and Disposal - 0.38%
18	Republic Services, Inc.	2,603
14	Waste Connections, Inc.#	1,948

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	COMMON STOCKS - 97.55%, Continued	Value

	Waste Treatment and Disposal - 0.38%, Continued
22	Waste Management, Inc.	$3,653
		8,204

	Water, Sewage and Other Systems - 0.07%
10	American Water Works Co, Inc.	1,483

	Wired and Wireless
	Telecommunications Carriers - 0.76%
386	AT&T, Inc.	6,821
66	T-Mobile US, Inc.*	9,497
		16,318
	TOTAL COMMON STOCKS
	(Cost $1,908,575)	2,107,715

	REITs - 2.09%

	Lessors of Real Estate - 1.83%
26	American Tower Corp.	5,314
8	AvalonBay Communities, Inc.	1,443
24	Crown Castle, Inc.	2,954
16	Digital Realty Trust, Inc.	1,586
6	Equinix, Inc.	4,344
20	Equity Residential	1,265
6	Mid-America Apartment Communities, Inc.	923
50	Prologis, Inc.	6,264
10	Public Storage	2,948
36	Realty Income Corp.	2,262
6	SBA Communications Corp.	1,565
18	Simon Property Group, Inc.	2,040
6	Sun Communities, Inc.	834
22	Ventas, Inc.	1,057
54	VICI Properties, Inc.	1,833
26	Welltower, Inc.	2,060
12	WP Carey, Inc.	890
		39,582

	Offices of Real Estate Agents and Brokers - 0.10%
8	Alexandria Real Estate Equities, Inc.	993
34	Invitation Homes, Inc.	1,135
		2,128

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2023, Continued

Shares	REITs - 2.09%, Continued	Value

	Veneer, Plywood, and Engineered
	Wood Product Manufacturing - 0.06%
40	Weyerhaeuser Co.	$1,196

	Warehousing and Storage - 0.10%
8	Extra Space Storage, Inc.	1,216
16	Iron Mountain, Inc.	884
		2,100
	TOTAL REITs
	(Cost $42,804)	45,006

	MONEY MARKET FUND - 0.06%
1,309	First American Treasury Obligations Fund,
	Institutional Class, 4.763%†	1,309
	TOTAL MONEY MARKET FUND
	(Cost $1,309)	1,309
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,952,688) - 99.70%	2,154,030
	Other Assets in Excess of Liabilities - 0.30%	6,528
	NET ASSETS - 100.00%	$2,160,558

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of April 30, 2023.
+	Non-voting shares.
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2023

ASSETS
Investments in securities, at value (cost $1,952,688)	$2,154,030
Cash	241
Receivables:
Dividends and interest	1,767
Dividend tax reclaim	70
Due from Adviser	4,450
Total assets	2,160,558

LIABILITIES
Total liabilities	—

NET ASSETS	$2,160,558

COMPONENTS OF NET ASSETS
Paid-in capital	$1,952,774
Total distributable earnings	207,784
Net assets	$2,160,558

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$2,160,558
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	100,000
Net asset value per share	$21.61

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENT OF OPERATIONS For the Period November 3, 2022* through April 30, 2023

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $338)	$17,350
Interest	122
Total income	17,472
Expenses
Management fees	3,335
Total expenses	3,335
Net investment income	14,137

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, REDEMPTION IN-KIND,
AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	(2,408)
Redemption in-kind (Note 5)	215,418
Foreign currency	(2)
Net change in unrealized appreciation on:
Investments	201,342
Net realized and unrealized gain on
investments, redemption in-kind, and foreign currency	414,350
Net increase in net assets
resulting from operations	$428,487

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENT OF CHANGES IN NET ASSETS

November 3, 2022*
through
April 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$14,137
Net realized gain/(loss) on transactions from:
Investments	(2,408)
Redemption in-kind (Note 5)	215,418
Foreign currency	(2)
Net change in unrealized appreciation on:
Investments	201,342
Net increase in net assets resulting from operations	428,487

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(5,409)
Total dividends and distributions	(5,409)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,737,480
Total increase in net assets	2,160,558

NET ASSETS
Beginning of period	—
End of period	$2,160,558

(a)	A summary of share transactions is as follows:

	November 3, 2022*
	through
	April 30, 2023
	Shares	Paid-in Capital
Shares sold	1,250,000	$24,356,600
Shares redeemed	(1,150,000)	(22,619,120)
Net increase	100,000	$1,737,480

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

FINANCIAL HIGHLIGHTS – For a share outstanding throughout the period

	November 3, 2022*
	through
	April 30, 2023
Net asset value, beginning of period	$19.24

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain on investments	2.28
Total from investment operations	2.42

Less distributions:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$21.61

Total return, at NAV	12.60	%(2)
Total return, at Market	12.60	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,161
Ratio of expenses to average net assets	0.30	%(1)
Ratio of net investment income to average net assets	1.27	%(1)
Portfolio turnover rate(3)	2.37	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023

NOTE 1 – ORGANIZATION

The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.

Shares of the Fund are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended April 30, 2023, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total
Distributable	Paid-in
Earnings	Capital
$(215,294)	$215,294

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.

Equity Securities – The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is in compliance with Rule 2a-5.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation
and Food Services	$37,737	$—	$—	$37,737
Administrative Support
and Waste Management	81,699	—	—	81,699
Agriculture, Forestry,
Fishing, and Hunting	2,323	—	—	2,323
Construction	7,726	—	—	7,726
Finance and Insurance	278,939	—	—	278,939
Health Care and
Social Assistance	7,529	—	—	7,529
Information	318,411	—	—	318,411

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

	Level 1	Level 2	Level 3	Total
Common Stocks, Continued
Management of Companies
and Enterprises	$12,820	$—	$—	$12,820
Manufacturing	931,165	—	—	931,165
Mining, Quarrying, and
Oil and Gas Extraction	58,380	—	—	58,380
Professional, Scientific,
and Technical Services	48,232	—	—	48,232
Real Estate, Rental,
and Leasing	11,277	—	—	11,277
Retail Trade	176,633	—	—	176,633
Transportation
and Warehousing	55,864	—	—	55,864
Utilities	56,022	—	—	56,022
Wholesale Trade	22,958	—	—	22,958
Total Common Stocks	2,107,715	—	—	2,107,715
REITs	45,006	—	—	45,006
Money Market Fund	1,309	—	—	1,309
Total Investments
in Securities	$2,154,030	$—	$—	$2,154,030

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements – In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a non-derivatives user under the Trust Policy, and for the period ended April 30, 2023, did not enter into derivatives transactions.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities were $59,029 and $49,329, respectively.

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were $24,248,478 and $22,519,130, respectively. There were no purchases or sales of U.S. Government securities during the period ended April 30, 2023.

During the period ended April 30, 2023, the Fund realized net capital gains of $215,418 resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable or deductible to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$1,952,412
Gross unrealized appreciation	264,721
Gross unrealized depreciation	(63,103)
Net unrealized appreciation (a)	201,618
Undistributed ordinary income	8,599
Undistributed long-term capital gain	—
Total distributable earnings	8,599
Other accumulated gain/(loss)	(2,433)
Total accumulated gain/(loss)	$207,784

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.

The tax character of distributions paid during the period ended April 30, 2023 was as follows:

April 30, 2023
Ordinary income	$5,409

As of 4/30/2023, the Fund has short-term capital loss carryforward of $2,414, which has no expiration.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	New Adviser Risk – The Adviser is a newly organized investment adviser and has no operating history or performance track record, which may increase the risks associated with investments in the Fund.

•
Research Risk – The Adviser’s research method includes the collection of consumer sentiment data via its app. The information is then analyzed by the Adviser through a proprietary algorithm. This research method is novel, untested and involves additional risks.

•
Management Risk – As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Equity Securities Risk – The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•	ETF Risks – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2023, Continued

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
New Fund Risk – The Fund is a recently organized investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk – The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

NOTE 8 – TRUSTEE AND OFFICER CHANGES

At a meeting held December 7 - 8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Reverb ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of Reverb ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Reverb ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations, the statement of changes in net assets, and financial highlights for the period November 3, 2022 (commencement of operations) through April 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations, the changes in its net assets, and the financial highlights for the period November 3, 2022 through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 29, 2023

Reverb ETF

NOTICE TO SHAREHOLDERS at April 30, 2023 (Unaudited)

For the period ended April 30, 2023, the Fund designated $5,409 as ordinary income for purposes of the dividends paid deduction.

For the period ended April 30, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Tax Cuts and Jobs Act 2017.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders in the Fund, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2023 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Sections 871(k)(1)(C) for the was 0.00%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.reverb-etf.com.

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
David G. Mertens	Trustee	Indefinite	Partner and	1	Trustee,
(age 62)		term;	Head of		Advisors Series
615 E. Michigan Street		since	Business		Trust (for series
Milwaukee, WI 53202		March	Development		not affiliated
		2017.	QSV Equity		with the Fund).
Investors, LLC
(formerly known
as Ballast Equity
Management,
LLC)
(a privately-
held investment
advisory firm)
(February 2019
to present);
Managing Director
and Vice President,
Jensen Investment
Management, Inc.
(a privately-held
investment
advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly	1	Trustee,
(age 75)		term;	Manager,		Advisors Series
615 E. Michigan Street		since	President, CEO,		Trust (for series
Milwaukee, WI 53202		September	U.S. Bancorp		not affiliated
		2008.	Fund Services,		with the Fund).
LLC and its
predecessors
(May 1991 to
July 2017).

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Chairman	Indefinite	President,	1	Trustee,
(age 64)	of the	term;	Apogee Group,		Advisors Series
615 E. Michigan Street	Board	since	Inc. (financial		Trust (for series
Milwaukee, WI 53202		January	consulting firm)		not affiliated
		2020.	(1998 to present).		with the Fund);
Independent
	Trustee	Indefinite			Trustee,
		term;			DoubleLine
		since			Funds Trust
		January			(an open-end
		2016.			investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Income
Solutions Fund,
and DoubleLine
Yield
Opportunities
Fund from
2010 to present;
Independent
Trustee,
DoubleLine
ETF Trust
(an open-end
investment
company with
2 portfolios)
from March
2022 to present.

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
Michele Rackey	Trustee	Indefinite	Chief Executive	1	Trustee,
(age 64)		term;	Officer,		Advisors Series
615 E. Michigan Street		since	Government		Trust (for series
Milwaukee, WI 53202		January	Employees Benefit		not affiliated
		2023.	Association		with the Fund).
(GEBA) (benefits
and wealth
management
organization)
(2004 to 2020);
Board Member,
Association
Business Services
Inc. (ABSI)
(for-profit
subsidiary of the
American Society
of Association
Executives)
(2019 to present).

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(age 54)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Kevin J. Hayden	Vice	Indefinite	Vice President, Compliance and
(age 51)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (June 2005 to present).
Milwaukee, WI 53202	and	January
	Principal	2023.
Financial
Officer

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Cheryl L. King	Assistant	Indefinite	Vice President, Compliance and
(age 61)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (October 1998 to present).
Milwaukee, WI 53202		January
2023.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 40)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global
(age 65)	President,	term;	Fund Services and Senior Vice President,
615 E. Michigan Street	Chief	since	U.S. Bank N.A. (February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Elaine E. Richards	Vice	Indefinite	Senior Vice President, U.S. Bank Global
(age 55)	President	term;	Fund Services (July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. Joe Redwine’s term as Independent Trustee has been extended for an additional three years to expire December 31, 2025.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
As of April 30, 2023, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-617-0004.

Reverb ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on September 21 - 22, 2022, the Board (all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Distribution Cognizant, LLC (the “Adviser”) and the Sub-Advisory Agreement between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”) (“Sub-Advisory Agreement”; and together with the Advisory Agreement, the “Advisory Agreements”) on behalf of Reverb ETF (the “Fund”), a new series of the Trust. At the meeting the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services to be provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, business continuity plans, and risk management processes. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER AND SUB-ADVISER. As the Fund was newly created and the investment strategy was newly developed by the Adviser, there was no  performance  history to review.

Reverb ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the proposed advisory and sub-advisory fees and the total fees and expenses of the Fund, the Board reviewed comparisons to certain peer funds. The Board noted the Fund employed a unitary fee structure whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses, such as litigation expenses and indemnification of the Trustees and officers with respect thereto). The Board noted that the Fund’s total expense ratio was below the peer group median and average. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund was new, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board discussed the likely overall profitability of the Adviser from managing the new Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and the Sub-Adviser from advising the Fund. The Trustees concluded that the Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser and Sub-Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

Reverb ETF

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

 (This Page Intentionally Left Blank.)

Advisor
Distribution Cognizant, LLC
288 Pearl Street, #304
Monterey, California 93940

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(800) 617-0004

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-617-0004.

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine and Ms. Michele Rackey are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2023	FYE 4/30/2022
Audit Fees	$13,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,600	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2023	FYE 4/30/2022
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2023	FYE 4/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Joe D. Redwine and Michele Rackey.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  10/19/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  10/19/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal
Financial Officer

Date 10/19/2023

* Print the name and title of each signing officer under his or her signature.